LEASES (Details) - Operating Lease [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Remainder of 2022	$ 154,095	$ 211,538
2023	177,914	182,316
2024	108,485	111,026
2025	108,485	111,026
2026 and Thereafter	408,810	418,723
Total undiscounted operating lease payments	957,789	1,034,629
Less: Imputed interest	(182,247)	(200,164)
Present value of operating lease liabilities	$ 775,542	$ 834,465